Acquisition of Jiantou Xinyuan	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

7. Acquisition of Jiantou Xinyuan

On September 30, 2009, Xinyuan’s wholly owned subsidiary, Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”), signed an agreement to acquire the remaining 55% equity interest in Jiantou Xinyuan it did not currently own to expand its portfolio of real estate projects. As a result, Xinyuan became the sole shareholder of Jiantou Xinyuan. Jiantou Xinyuan was a joint venture among Zhengzhou General Construction Investment Company (“Jiantou Construction”), which held 50% of Jiantou Xinyuan’s registered capital; Zhengzhou Jiantou Project Consulting Co., Ltd. (“Engineering Consulting Company”), which held 5% of Jiantou Xinyuan’s registered capital; and Henan Xinyuan, which held 45% of Jiantou Xinyuan’s registered capital.

The acquisition was completed on November 1, 2010 and the purchase price was US$4.4 million (RMB29.2 million) in cash on the date of acquisition. As the Company formerly own 45% equity interest of Jiantou Xinyuan, Jiantou Xinyuan had been accounted for as an equity method until November 1, 2010, the date Jiantou Xinyuan became a wholly-owned subsidiary. The results of Jiantou Xinyuan have been included in the Company’s consolidated financial statements since November 1, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on November 1, 2010.

US$

Total purchase price	4,362,647
Fair value of 48% noncontrolling interest of Jiantou Xinyuan United Real Estate Co., Ltd.	382,008
Fair value of 45% equity interests of Xinyuan Jiantou owned by the Company	3,569,438
Debt assumed	13,904,255
Total purchase consideration	22,218,348

Net identifiable assets acquired:
Cash and cash equivalents	13,744,581
Trade accounts receivables	1,634,674
Real estate property development completed	708,388
Real estate property under development	66,888,076
Other currents assets	11,239,770
Other assets	184,736
Current liabilities	(67,393,903)
Deferred tax liabilities	(4,787,974)
Net assets acquired	22,218,348

Jiantou Xinyuan owns a 52% equity interest in Jiantou Xinyuan United Real Estate Co., Ltd. and the remaining 48% equity interest belongs to one third party.

Since no project is currently under construction or for sale, or is there any land in possession of Jiantou Xinyuan United Real Estate Co., Ltd., the fair value of Jiantou Xinyuan United Real Estate Co., Ltd. approximates the net book value of assets. As a result, the fair value of the noncontrolling interest is the Company’s proportionate share of the net book assets of Jiantou Xinyuan United Real Estate Co., Ltd. as of the acquisition date. The fair value of 45% equity interest of Jiantou Xinyuan owned by the Company was derived from the total purchase price of Jiantou Xinyuan’s 55% equity interest. The fair values of the real estate properties were determined with the assistant of an independent value. The fair value was determined based on an independent valuation using the market value approach, based on current market transactions and other market data.

As part of the purchase of Jiantou Xinyuan, the Company recognized a gain on the remeasurement of its previously held 45% interest in Jiantou Xinyuan amounting to US$2.4 million, reported as “other income” in the Statements of Operations for the year ended December 31, 2010.

The amount of revenue and net loss of Jiantou Xinyuan included in the Company’s consolidated statement of operations for the period from November 1, 2010, the acquisition date, to December 31, 2010 are as follows:

US$

Revenue	3,113,794
Cost of revenue	4,634,247
Gross loss	(1,520,453)
Net loss	(684,406)

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2009 and 2010 are presented as if the acquisition had occurred at the beginning of the period presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	Year Ended	Year Ended
	December 31,	December 31,
	2009	2010
	US$	US$
Revenue	539,521,141	496,133,731
Cost of revenue	415,989,008	371,259,719
Gross profit	123,532,133	124,874,012
Operating expenses	37,617,411	35,006,046
Net income (loss)	63,731,526	34,649,475
Earnings per diluted shares	0.40	0.22

Jiantou Xinyuan was a 45% equity investee through November 1, 2010 at which time Henan Xinyuan acquired the remaining 55% equity interest making Jiantou Xinyuan a 100% owned subsidiary of Xinyuan. At December 31, 2009, the carrying value of the investment in the equity of Jiantou Xinyuan as US$868,084 with an initial cost of US$569,296.

For the year ended December 31, 2009, the investee recognized earnings of US$9,786,450. The Group’s share of the income of the equity investee was US$ 4,402,098. For the period from January 1, 2010 to November 1, 2010, the investee recognized losses of US$336,010. The Group’s share of the income of the equity investee was US$226,579 in 2010. No dividends were declared in 2010 and 2011.

Jiantou Xinyuan is developing one project which is excluded from the Group’s interest. Losses from this project included in the amounts above were US$nil in 2011 (2009 losses: US$ nil ; 2010 losses: US$651,594).

Variable Interest Entity

In accordance with ASC 810-10-25, “Consolidation”, Jiantou Xinyuan is a variable interest entity, as it was established with insufficient equity at risk. Prior to the acquisition of the remaining 55% interest above, the Group was not considered as the primary beneficiary, as it does not absorb the majority of Jiantou Xinyuan’s expected losses or residual returns.

Jiantou Xinyuan was established as a joint venture corporation between the Group and two unrelated companies in 2005. Its purpose is to undertake residential property development projects in Zhengzhou city, Henan province.

Summarized consolidated balance sheet information of Jiantou Xinyuan is as follows:

	December 31,	November 1,
	2009	2010*
	US$	US$
Current assets	109,524,044	76,252,900
Non-current assets	277,982	184,736
Current liabilities	109,612,018	73,415,514
Non-current liabilities	1,790,077	—
Venturer’s capital	462,137	2,640,114

*Prior to acquisition of remaining 55% equity interest by Henan Xinyuan.

Summarized consolidated statement of operations information of Jiantou Xinyuan is as follows:

	Year Ended	Period from
	December 31,	January 1, 2010 to
	2009	November 1, 2010
	US$	US$
Revenue	90,536,647	46,111,218
Cost of revenue	56,249,728	36,789,406
Gross profit	34,286,919	9,321,812
Operating expenses	3,959,892	2,073,461
Income (loss) from operation before minority interest	10,803,826	(1,485,556)
Net income (loss)	9,786,450	(336,010)